Commitments and Contingencies - Additional Information (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended		60 Months Ended
	Mar. 23, 2022	May 28, 2021	Apr. 14, 2020	Jan. 31, 2020	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Nov. 02, 2022
Product Liability Contingency [Line Items]
Term of minimum annual volume of sales to maintain exclusivity of specialty ingredient				8 years				11 years
Remaining amount of minimum royalties				$ 1,269,680		$ 3,878,449
Arbitrator's award with fees and cost including applicable interest	$ 1,127,024
Provision	$ 1,127,024
Legal proceeding provisions					$ 600,000	$ 600,000	$ 600,000
CEO
Product Liability Contingency [Line Items]
Percentage of royalties payable					1.00%	1.00%
Provision					$ 532,614	$ 362,809	$ 1,489,854
Jane Goodall Institute
Product Liability Contingency [Line Items]
Percentage of net sales			5.00%
Term of agreement			two-year
Moonbug Entertainment Limited | License Agreements
Product Liability Contingency [Line Items]
Minimum guaranteed payments		$ 200,000
Additional minimum guaranteed payments		$ 200,000
License agreement expiry date		Dec. 31, 2023
Agreement additional extending term		three years
Sprout Foods, Inc.
Product Liability Contingency [Line Items]
Equity interest acquired					50.10%	50.10%